Shareholder' equity - Summary of Share-Based Compensation (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [line items]
Other reserves, including OCI	€ 144,690	€ 96,679
Legal and statutory reserves
Disclosure of reserves within equity [line items]
Other reserves, including OCI	8,056	860
Share premium
Disclosure of reserves within equity [line items]
Other reserves, including OCI	721,187	721,187
Reserve for treasury shares
Disclosure of reserves within equity [line items]
Other reserves, including OCI	(451,174)	(455,000)
Other comprehensive income/(loss) reserve (OCI)
Disclosure of reserves within equity [line items]
Other reserves, including OCI	19,131	(12,295)
Share-based payments reserve
Disclosure of reserves within equity [line items]
Other reserves, including OCI	88,557	74,978
Non-controlling interests options reserve
Disclosure of reserves within equity [line items]
Other reserves, including OCI	(183,525)	(196,691)
Other reserves
Disclosure of reserves within equity [line items]
Other reserves, including OCI	€ (57,542)	€ (36,360)